Subordinated Liabilities (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)		Jun. 30, 2018 JPY (¥)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 GBP (£)		Dec. 31, 2016 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		£ 20,095	[1]			£ 23,826	[1],[2]	£ 23,383
Redemptions		(3,075)				(1,378)
Notional amount		45,341,843				35,918,021
Other		(656)				£ (1,220)
Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Other		(656)
Fixed or Floating Rate Subordinated Callable Notes | Fixed or Floating Interest Rate [Member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions		(500)
6% Subordinated Notes | Fixed interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions	€ (1,750)	£ (1,532)
Borrowings, interest rate		6.00%
7.75% Contingent Capital Notes | Fixed interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions		£ (713)			$ (1,000)
Borrowings, interest rate		7.75%
7.7% Undated Subordinated Notes | Fixed interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions		£ (72)			$ (99)
Borrowings, interest rate		7.70%
Subordinated Notes [Member] | Floating interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions	(40)	£ (35)
CMS-link Subordinated loans | Floating interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions	€ (235)	(206)
ShinGinko Tokyo Limited | Floating interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions		(10)		¥ (1,500)
The Daisan Bank Limited | Floating interest rate [member] | Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions		£ (7)		¥ (1,000)

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.